Leases - Maturities of lease liabilities under ASC 842 (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Leases
Lease payments for leases with lease term less than one year	¥ 1,015
2022	18,853
2023	16,417
2024	5,480
2025	2,948
2026 and thereafter	23,352
Total minimum lease payments	67,050
Less: interest	(11,662)
Present value of lease obligations	¥ 55,388	$ 8,692	¥ 52,631